March 14, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                             Invesco PowerShares Exchange-Traded Fund Trust II

CIK No. 0001378872

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements for the Funds as filed pursuant to Rule 497(c) under the 1933 Act on February 27, 2013 (Accession Number 0001104659-13-015984).

Please direct any comments or questions to the undersigned or contact me at (630) 868-7179.

Very truly yours,

/s/ Anna Paglia
Anna Paglia
Head of Legal
PowerShares Capital Management LLC